Consolidated Statement of Operations and Comprehensive Income (Loss) (Successor) and Statements of Operations and Comprehensive Income (Loss)(Predecessor) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Revenues
Premiums earned		$ 20,384	$ 16,592	$ 8,841
Fee income from policyholders		259,169	346,027	353,932
Net investment income		288,571	397,083	398,931
Realized investment gains, net		46,092	73,720	113,538
Total revenues		614,216	833,422	875,242
Expenses
Policyholders' benefits		216,543	449,118	351,744
Return credited to policyholders' account balances		256,703	269,488	301,079
Operating and acquisition expenses		96,050	68,716	93,671
Total expenses		569,296	787,322	746,494
Income before federal income tax		44,920	46,100	128,748
Federal income tax expense (benefit)
Current			17,121	22,528
Deferred		14,234	(2,474)	23,566
Total income tax expense		14,234	14,647	46,094
NET INCOME		30,686	31,453	82,654
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period		131,433	100,439	(290,511)
Reclassification adjustment for gains (losses) included in net income			(81,920)	79,023
Net unrealized investment gains (losses)		131,433	182,359	(369,534)
Less: Income tax (benefit) related to:
Unrealized investment gains (losses) for the period		45,935	35,156	(101,679)
Reclassification adjustment for (gains) losses included in net income			28,672	(27,658)
Net unrealized investment gains (losses)		45,935	63,828	(129,337)
Other comprehensive (loss) income		85,498	118,531	(240,197)
Comprehensive (loss) income		$ 116,184	$ 149,984	$ (157,543)
Predecessor
Revenues
Net investment income	$ 2,350
Realized investment gains, net	285
Total revenues	2,635
Expenses
Income before federal income tax	2,635
Federal income tax expense (benefit)
Current	914
Deferred	8
Total income tax expense	922
NET INCOME	1,713
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	2,364
Reclassification adjustment for gains (losses) included in net income	285
Net unrealized investment gains (losses)	2,079
Less: Income tax (benefit) related to:
Unrealized investment gains (losses) for the period	828
Reclassification adjustment for (gains) losses included in net income	(100)
Net unrealized investment gains (losses)	728
Other comprehensive (loss) income	1,351
Comprehensive (loss) income	$ 3,064